Convertible Notes Payable and Other Notes Payable (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 25, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jan. 30, 2022
Total Convertible and other notes payable							$ 26,000,000
Conversion price description				1-for-15
Common stock		20,292,624		20,292,624		20,011,602
Interest expense		$ 44,267	$ 9,821	$ 93,852	$ 45,304
Senior Secured Convertible Notes Payable member
Total principal amount	$ 2,360,000
Total Convertible and other notes payable		$ 10,000,000		$ 10,000,000
Conversion price	$ 1.50
Additional funding	$ 1,000,000
Cash amount	$ 2,000,000
Exercise price	$ 0.90
Common stock		2,304,147		2,304,147
Li-Kuo Lee [Member]
Total principal amount				$ 1,000,000
Total Convertible and other notes payable		$ 1,000,000		$ 1,000,000
Conversion price		$ 1.50		$ 1.50
Interest rate		6.00%		6.00%
Chen [Member]
Conversion price description				price of $2.52 or $2.81 per share
Interest rate description				rate of 0.75% or 0.65%
Note paid				$ 114,026
Unrelated parties				$ 262,500
Common stock		93,333		93,333
Ainos KY [Member]
Note paid				$ 530,000
Interest rate		1.85%		1.85%
Working capital		$ 800,000		$ 800,000
i2China [Member]
Convertible note payable		42,000		42,000
SPA [Member]
Aggregate principal amount	$ 3,540,000
Convertible note payable	2,000,000
Legal fees	260,967
Remaining insurance cost	182,000
Notes payable	$ 8,000,000
March 2025 Convertible Notes [Member]
Total principal amount				$ 3,000,000
Description of Convertible Note Sale to ASE Test, Inc				ASE Test, Inc., a shareholder of Ainos KY, committed to pay a total aggregate amount of $2,000,000 to the Company in exchange for convertible promissory note(s) in three tranches in the amounts of $1,000,000 (the “First Tranche”), $500,000 (the “Second Tranche”), and $500,000 (the “Third Tranche”) conditioned, among other things, on the Company achieving certain business milestones
Total Convertible and other notes payable		2,000,000		$ 2,000,000		$ 0
Interest expense		41,227	$ 10,733	86,151	$ 45,219
Unpaid accrued interest		92,248		92,248		35,282
Long term liabilities		$ 89,333		$ 89,333		$ 0